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                                     ROPES & GRAY
                               One International Place
                                   Boston, MA 02110
                                 Tel: (617) 951-7000
                                 Fax: (617) 951-7050


                                             October 22, 1998


ELECTRONIC SUBMISSION - VIA EDGAR
---------------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Barr Rosenberg Series Trust (the "Trust");
          (File Nos. 33-21677 and 811-5547);
           Rule 497(j) Filing

Ladies and Gentlemen:

     This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"). I hereby certify on behalf of the Trust that the form of Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A relating to the Barr Rosenberg Select Sectors Market Neutral Fund, which was filed by electronic transmission on October 19, 1998.

     If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

                                        Sincerely,

                                        BYUNG W. CHOI

                                        Byung W. Choi


cc:  Edward H. Lyman
     Harold Arbit
     Linda Kuroda